Credit Facilities	12 Months Ended
Dec. 31, 2020
Credit Facilities Disclosure [Abstract]
Credit facilities

Note 8 – Credit facilities

Short-term bank borrowings

Outstanding balances of Short-term bank borrowings as of December 31, 2020 and 2019 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2020	December 31, 2019
The Industrial Bank Co., Ltd. (6)	From April, 2020 to April, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 20, 2021	$291,188	$-
Zhujiang Rural Bank(1)	From April, 2020 to April, 2021	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	April 29, 2021	390,805	-
China Everbright Bank(2)	From October, 2020 to October, 2021	Weighted average rate of 5.30%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	-	2,114,943	-
Bank of Communications(3)	From November, 2020 to November, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	-	3,754,788

Bank of China(4)	From March, 2019 to March, 2020	Weighted average rate of 7.18%	Guarantee by Mr. Jinlong Yang and Shenzhen Yangang Mingzhu Logistics Co., Ltd. (“MingZhu Logistics”), a company owned by Mr. Jinlong Yang’s sister, pledge by a property owned by Mr. Jinlong Yang’s family member and collateralized by MingZhu’s receivables	March 13, 2020	$-	$155,850
Bank of China(4)	From January 2019 to January, 2020	Weighted average rate of 7.18%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang’s family member and collateralized by MingZhu’s receivables	January 7, 2020	-	439,743
The Industrial Bank Co., Ltd. (6)	From April, 2019 to April, 2020	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 16, 2020	-	186,733
Zhujiang Rural Bank(1)	From May, 2019 to May, 2020	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	May 5, 2020	-	387,831
Guangdong Nanyue Bank(5)	From September, 2019 to September 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	September 29, 2020	-	718,205
Guangdong Nanyue Bank(5)	From November, 2019 to November, 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 14, 2020	-	287,282
Guangdong Nanyue Bank(5)	From November, 2019 to November, 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 27, 2020	-	430,923
Total					$6,551,724	$2,606,567

(1)	In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit.

(2)	In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. As of December 31, 2020, RMB 15,000,000 was not utilized by the Company.

(3)	In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.

(4)	In December 2019, the Company rolled over into a one-year term line of credit agreement with Bank of China pursuant to which the Company may borrow up to RMB 14,000,000 (approximately $1,981,571). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 6,125,000 (approximately $866,937) in January 2019 and RMB 1,875,000 (approximately $265,389) in March 2019. For each withdraw from the line of credit, a separate loan was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in the Company’s audited condensed consolidated financial statements. As of December 31, 2019, the unutilized line of credit was RMB 3,000,000 (approximately $424,622), respectively. As of December 31, 2019, the above-mentioned line of credit had expired and the Company did not renew or roll over into new line of credit agreement with Bank of China and these loans have been repaid in full as of December 31, 2020.

(5)	In September 2019, the Company entered into a one-year term line of credit agreement with Guangdong Nanyue Bank pursuant to which the Company may borrow up to RMB 10,000,000 (approximately $1,415,408). The line of credit agreement entitles the Company to enter into several separate loan contracts under such line of credit. The Company utilized RMB 5,000,000 (approximately $707,704) in September 2019, RMB 2,000,000 (approximately $283,081) in November 2019 and RMB 3,000,000 (approximately $424,622) in November 2019. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. As of December 31, 2019, the Company had utilized all line of credit and these loans were all paid up by the end of December 31, 2020.

(6)	In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.

Interest expenses incurred from short-term bank borrowings were $194,486, $127,314 and $211,460 for the years ended December 31, 2020, 2019 and 2018, respectively.

Long-term bank borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2020 and 2019 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2020	December 31, 2019
Postal Savings Bank of China Co., Ltd.*	From November, 2018 to November, 2020	Weighted average rate of 5.70%	Guarantee by Mr. Jinlong Yang and third party, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 13, 2020	$-	$1,120,400
Less: current maturities					-	(1,120,400)
Non-current maturities					$-	$-

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2020	As of December 31, 2019
Payments due by period
Less than 1 year	$-	$1,120,400
1-2 years	-	-
Total	$-	$1,120,400

Interest expenses incurred from long-term bank borrowings were $52,521, $70,692 and $6,468 for the years ended December 31, 2020, 2019 and 2018, respectively.

Loans from other financial institutions

On September 9, 2019, MingZhu entered into a capital lease contract with Chailease International Finance Corporation (“Chailease”) for selling and leasing back of 19 tractors from September 20, 2019 to August 20, 2020 with the option to purchase such tractors at the end of the lease term for $0. The total consideration of lease is RMB 5,000,000 (approximately $766,284) which is to be made in 35 installments. The Company did not transfer its control of these tractors to Chailease and has continued its involvement with these tractors. Chailease has not obtained control of these tractors because it was limited in its ability to direct the use of, and obtain substantially all of the remaining benefits from, these tractors. Consequently, in accordance with ASC 606-10-55-68 to 70, this transaction was accounted for as a financing arrangement. The proceeds received from Chailease are presented as loan from other financial institutions on the unaudited interim condensed consolidated balance sheets.

Outstanding balances of loans from other financial institutions, which mainly includes the loan from Chailease, as of December 31, 2020 and 2019 were $371,887 and $621,208, respectively. Loans were pledged by several revenue equipment with recorded carrying value of $159,007 and $256,758 and accumulated depreciation of $948,404 and $917,745 as of December 31, 2020 and 2019, respectively. The depreciation expenses of $101,741, $126,595 and nil was recorded for revenue equipment pledged under these loans for the year ended December 31, 2020, 2019 and 2018, respectively. The interest rate of these loans ranged from 7.5% to 17.0%, and the loan term was up to 36 months starting from December 2018. As of December 31, 2020 and 2019 the balance of long-term portion of loans from other financial institutions were $136,400 and $355,927, respectively and the balance of short-term portion of loans from other financial institutions were $235,487 and $265,281, respectively. Interest expenses incurred from loans from other financial institutions for the year ended December 31, 2020, 2019 and 2018 were $85,930, $28,478 and nil, respectively.

The outstanding balances and maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2020	As of December 31, 2019
Payments due by period
Less than 1 year	$235,487	$265,281
1-2 years	136,400	225,340
2-3 years	-	130,587
Total	$371,887	$621,208